Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage Expenses and Commissions
Brokers' commissions on revenues	$ 4,524	$ 3,990	$ 3,441
Bunkers' consumption and other voyage expenses	6,474	2,766	3,422
Total	$ 10,998	$ 6,756	$ 6,863